FAIR VALUE MEASUREMENTS - 2024 Convertible Notes and 2025 Convertible Notes (Details) - Convertible Notes 2024 and 2025	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Discount Rate
FAIR VALUE MEASUREMENTS
Fair value measurement input		20
Minimum | Discount Rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	20
Minimum | Probability of conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	30	70
Minimum | Probability of voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0	0
Minimum | Remaining term for conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.01	0.01
Minimum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.01	0.01
Maximum | Discount Rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	65
Maximum | Probability of conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	(100)	100
Maximum | Probability of voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	70	30
Maximum | Remaining term for conversion at maturity scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.52	0.28
Maximum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.52	0.03